EARNINGS PER SHARE	12 Months Ended
Dec. 31, 2013
Earnings Per Share [Abstract]
EARNINGS PER SHARE

12.	EARNINGS PER SHARE

Basic earnings per share ("EPS") are calculated with reference to the weighted average number of common shares outstanding during the year.  Treasury shares are not included in the calculation.  The computation of diluted EPS for the years ended December 31, 2013, 2012 and 2011, assumes the conversion of potentially dilutive instruments.

The components of the numerator for the calculation of basic and diluted EPS are as follows:

(in thousands of $)	2013	2012	2011
Net income attributable to Golar LNG Ltd stockholders – basic	135,713	971,303	46,650
Add: Interest expense on convertible bonds	—	11,358	—
Net income attributable to Golar LNG Ltd stockholders - diluted	135,713	982,661	46,650

The components of the denominator for the calculation of basic and diluted EPS are as follows:

(in thousands)	2013	2012	2011
Basic earnings per share:
Weighted average number of common shares outstanding	80,530	80,324	74,707

Diluted earnings per share:
Weighted average number of common shares outstanding	80,530	80,324	74,707
Effect of dilutive share options	381	380	326
Effect of dilutive convertible bonds	4,545	3,539	—
Common stock and common stock equivalents	85,456	84,243	75,033

Earnings per share are as follows:

	2013	2012	2011
Basic	$1.69	$12.09	$0.62
Diluted	$1.59	$11.66	$0.62